Tax Benefit (expense) Allocated to each Component of Other Comprehensive Income (loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Unrealized (losses) gains on available-for-sale investments	¥ (13)	$ (2)	¥ 28	¥ (3)
Net current-period other comprehensive (loss) income	¥ (13)	$ (2)	¥ 28	¥ (3)